Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) $ in Thousands, $ in Thousands		Common Stock [Member] USD ($)	Common Stock [Member] SGD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)	Common Class A [Member] shares	Common Class B [Member] shares
Beginning balance, value at Dec. 31, 2024 | $			$ 21		$ 15,508		$ (66)		$ (128)		$ 1,158		$ 16,493
Balance, shares at Dec. 31, 2024	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Dec. 31, 2024						(46,406)	(46,406)
Net income (loss) | $											(832)		(832)
Foreign currency translation adjustment | $									45				45
Ending balance, value at Jun. 30, 2025 | $			21		15,508		$ (66)		(83)		326		15,706
Balance, shares at Jun. 30, 2025	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Jun. 30, 2025						(46,406)	(46,406)
Beginning balance, value at Dec. 31, 2025 | $			21		15,508		$ (75)		(76)		4,394		19,772
Balance, shares at Dec. 31, 2025	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Dec. 31, 2025						(53,946)	(53,946)
Net income (loss)											1,700	$ 1,313	1,700
Foreign currency translation adjustment
Dividends paid | $					(2,986)								(2,986)
Acquisition of treasury shares | $							$ (17)						(17)
Acquisition of treasury shares, shares						(10,501)	(10,501)
Ending balance, value at Jun. 30, 2026		$ 16	$ 21	$ 9,677	$ 12,522	$ (71)	$ (92)	$ (59)	$ (76)	$ 4,708	$ 6,094	$ 14,271	$ 18,469
Balance, shares at Jun. 30, 2026	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Jun. 30, 2026						(64,447)	(64,447)

[1]	Giving retroactive effect to the re-designation and reclassification of shares effected which are detailed in Note 13 to the unaudited interim condensed consolidated financial statements